DEBT (Detail) In Millions, unless otherwise specified	12 Months Ended																							0 Months Ended		12 Months Ended							12 Months Ended																													12 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Dec. 31, 2014 Liquids Pipelines CAD	Dec. 31, 2013 Liquids Pipelines CAD	Dec. 31, 2014 Gas Distribution CAD	Dec. 31, 2013 Gas Distribution CAD	Dec. 31, 2014 Sponsored Investments CAD	Dec. 31, 2013 Sponsored Investments CAD	Dec. 31, 2014 Corporate CAD	Dec. 31, 2013 Corporate CAD	Dec. 31, 2014 Debentures Liquids Pipelines CAD	Dec. 31, 2013 Debentures Liquids Pipelines CAD	Dec. 31, 2014 Debentures Gas Distribution CAD	Dec. 31, 2013 Debentures Gas Distribution CAD	Dec. 31, 2014 Medium-term notes Liquids Pipelines CAD	Dec. 31, 2013 Medium-term notes Liquids Pipelines CAD	Dec. 31, 2014 Medium-term notes Gas Distribution CAD	Dec. 31, 2013 Medium-term notes Gas Distribution CAD	Dec. 31, 2014 Medium-term notes Sponsored Investments CAD	Dec. 31, 2013 Medium-term notes Sponsored Investments CAD	Dec. 31, 2014 Medium-term notes Corporate CAD	Dec. 31, 2013 Medium-term notes Corporate CAD	Aug. 18, 2014 Southern Lights project financing USD ($)	Aug. 18, 2014 Southern Lights project financing CAD	Dec. 31, 2014 Southern Lights project financing CAD	Dec. 31, 2013 Southern Lights project financing CAD	Dec. 31, 2012 Southern Lights project financing CAD	Dec. 31, 2014 Southern Lights project financing Liquids Pipelines USD ($)	Dec. 31, 2014 Southern Lights project financing Liquids Pipelines CAD	Dec. 31, 2013 Southern Lights project financing Liquids Pipelines USD ($)	Dec. 31, 2013 Southern Lights project financing Liquids Pipelines CAD	Dec. 31, 2014 Commercial paper and credit facility draws, net of short term borrowings CAD	Dec. 31, 2013 Commercial paper and credit facility draws, net of short term borrowings CAD	Dec. 31, 2012 Commercial paper and credit facility draws, net of short term borrowings CAD	Dec. 31, 2014 Commercial paper and credit facility draws, net of short term borrowings Liquids Pipelines CAD	Dec. 31, 2013 Commercial paper and credit facility draws, net of short term borrowings Liquids Pipelines CAD	Dec. 31, 2014 Commercial paper and credit facility draws, net of short term borrowings Gas Distribution CAD	Dec. 31, 2013 Commercial paper and credit facility draws, net of short term borrowings Gas Distribution CAD	Dec. 31, 2014 Commercial paper and credit facility draws, net of short term borrowings Sponsored Investments USD ($)	Dec. 31, 2014 Commercial paper and credit facility draws, net of short term borrowings Sponsored Investments CAD	Dec. 31, 2013 Commercial paper and credit facility draws, net of short term borrowings Sponsored Investments USD ($)	Dec. 31, 2013 Commercial paper and credit facility draws, net of short term borrowings Sponsored Investments CAD	Dec. 31, 2014 Commercial paper and credit facility draws, net of short term borrowings Corporate USD ($)	Dec. 31, 2014 Commercial paper and credit facility draws, net of short term borrowings Corporate CAD	Dec. 31, 2013 Commercial paper and credit facility draws, net of short term borrowings Corporate USD ($)	Dec. 31, 2013 Commercial paper and credit facility draws, net of short term borrowings Corporate CAD	Dec. 31, 2014 Other.. Liquids Pipelines CAD	Dec. 31, 2013 Other.. Liquids Pipelines CAD	Dec. 31, 2014 Junior subordinated notes Sponsored Investments USD ($)	Dec. 31, 2014 Junior subordinated notes Sponsored Investments CAD	Dec. 31, 2013 Junior subordinated notes Sponsored Investments USD ($)	Dec. 31, 2013 Junior subordinated notes Sponsored Investments CAD	Dec. 31, 2014 Unsecured senior notes Sponsored Investments USD ($)	Dec. 31, 2014 Unsecured senior notes Sponsored Investments CAD	Dec. 31, 2013 Unsecured senior notes Sponsored Investments USD ($)	Dec. 31, 2013 Unsecured senior notes Sponsored Investments CAD	Dec. 31, 2014 United States dollar term notes Corporate USD ($)	Dec. 31, 2014 United States dollar term notes Corporate CAD	Dec. 31, 2013 United States dollar term notes Corporate USD ($)	Dec. 31, 2013 United States dollar term notes Corporate CAD	Dec. 31, 2014 Debentures and term notes CAD	Dec. 31, 2013 Debentures and term notes CAD	Dec. 31, 2012 Debentures and term notes CAD	Dec. 31, 2014 Uncommitted credit facilities CAD	Dec. 31, 2013 Uncommitted credit facilities CAD	Dec. 31, 2014 Promissory note Gas Pipelines, Processing and Energy Services CAD
DEBT
Weighted Average Interest Rate (as a percent)												8.20%		9.90%		4.80%		4.70%		3.90%		4.30%							4.00%	4.00%																				8.10%	8.10%			6.10%	6.10%			3.50%	3.50%
Total debt	35,468	25,542										200	200	85	85	2,986	2,985	3,033	2,702	2,405	1,615	6,048	4,518							1,571		1,480				163	266	939	374		2,614		717		6,182		3,598	9	11	$ 400	464	$ 400	425	$ 4,150	4,815	$ 3,950	4,201	$ 3,350	3,886	$ 2,250	2,393						103
Current maturities	(1,004)	(2,811)
Short-term borrowings	(1,041)	(374)
Weighted average interest rate (as a percent)	1.40%	1.10%
Long-term debt	33,423	22,357																															8,960	4,580
Other - Primarily debt discount	(35)	(28)
Portion of carrying value of debt instrument																100														348		352									140		41		3,217		2,476
Portion of carrying value of debt instrument converted in US dollar																													1,054		1,061									2,132		635		2,555		1,055
Proceeds From Issuance Of Debenture And Term Note	1,507																							1,061	352
Reserve letters of credit																											63
Debenture and term note maturities
2015																																																														1,001
2016																																																														1,834
2017																																																														2,429
2018																																																														1,075
2019																																																														1,742
Thereafter																																																														17,411
Expected interest obligation on debentures and term notes
2015																																																														1,432
2016																																																														1,404
2017																																																														1,312
2018																																																														1,170
2019																																																														991
Secured debt																											2,680
INTEREST EXPENSE
Interest expense on debt																										49	40	38					71	34	33																											1,425	1,123	986
Capitalized	(416)	(250)	(216)
Interest Expense, Total	1,129	947	841
CREDIT FACILITIES
Total Facilities	18,611	17,563		300	300	1,008	707	4,531	4,781	12,772	11,775															28	1,570																																						361	35
Draws	10,074			163		943		2,745		6,223
Available	8,537			137		65		1,786		6,549																																																							80	17
Weighted average standby fee on unused portion (as a percent)	0.20%